RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related party	¥ 71		¥ 197
Loan payment	7	$ 1	5	¥ 15
Allowance for expected credit losses	(37)		(17)
Total	184		150
Sheen Star
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	29		33
Sheen Star | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related parties	4		5	4
Zhuchuang
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	24		27
Trip.com
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	73		17
Due to related party	38		44
Trip.com | Commission expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	55		99	78
Trip.com | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	19		19	18
Trip.com | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related parties	93		62	66
Cjia/Cjia Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	28		29
Due to related party	26		101
Cjia/Cjia Group | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	31		12
Cjia/Cjia Group | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties				17
Cjia/Cjia Group | Goods sold and service provided
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related parties	4		11	18
Cjia/Cjia Group | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related parties	5		6	9
Cjia/Cjia Group | Business acquisition of CitiGO
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties			783
Cjia/Cjia Group | Business acquisition
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties			51
Cjia/Cjia Group | Early termination compensation
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties				8
Cjia/Cjia Group | Purchase of property, plant and equipment
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties				11
Lianquan
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	46		49
Lianquan | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related parties	12		10	12
Others
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	21		12
Due to related party	¥ 7		5
Huali Jinshi
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related party			47
Huali Jinshi | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties			42	41
Accor | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related parties			3	3
Accor | Brand use fee, reservation fee and other related service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties			22	17
Hitone
RELATED PARTY TRANSACTIONS AND BALANCES
Loan payment			¥ 5
China Hospitality JV | Early termination compensation
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties				¥ 26